Commitments And Contingencies (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies [Line Items]
Operating lease rental expense	$ 10.8	$ 9.6	$ 7.5
Environmental liabilities	$ 0.8	$ 0.9